Lease	12 Months Ended
Dec. 31, 2023
Lease
Lease
6	Lease

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to land and office facilities. The Company’s lease agreements include lease payments that are largely fixed, do not contain material residual value guarantees or variable lease payments. The Company’s leases do not contain restrictions or covenants that restrict the Company from incurring other financial obligations. For leases with terms greater than 12 months, the Company records the related asset and lease liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

As of December 31, 2022, the weighted average remaining lease term was 14.0 years and weighted average discount rate was 3.21% for the Company’s operating leases. As of December 31, 2023, the weighted average remaining lease term was 1.1 years and weighted average discount rate was 5.60% for the Company’s operating leases.

Operating lease cost for the years ended December 31, 2022 and 2023 were RMB9,002 and RMB8,029 (US$1,131), respectively, which excluded cost of short-term contracts. Short-term lease cost for the years ended December 31, 2022 and 2023 were RMB331 and RM231 (US$33). Total operating lease costs were RMB12,707 for the year ended December 31, 2021. For the years ended December 31, 2022 and 2023, no lease cost for operating leases was capitalized. Supplemental cash flow information related to operating leases was as follows:

	For the year ended December 31
	2022	2023
	RMB	RMB	US$
Cash payments for operating leases	20,273	7,894	1,112
ROU assets obtained in exchange for operating lease liabilities	28,688	365	51

Future lease payments uner operating lease as of December 31, 2023 were as follows:

	Operating lease
	RMB	US$
Year ending December 31,
2024	4,178	588
2025	606	85
Thereafter	—	—
Total future lease payments	4,784	673
Less: Imputed interest	148	20
Total lease liability balance	4,636	653